INCOME AND SOCIAL CONTRIBUTION TAXES - Carryforwards (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
INCOME AND SOCIAL CONTRIBUTION TAXES
Tax loss carryforward	R$ 2,400,998	R$ 1,241,172
Social contribution tax loss carryforward	R$ 1,626,064	R$ 73,633